SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Stock based compensation			$ 24,000	$ 0
Sales and advertisting expense	$ 476,290	$ 4,098